DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS
Delaware Limited-Term Diversified Income Fund

DELAWARE VIP® TRUST
Delaware VIP Limited-Term Diversified Income Series
Delaware VIP Diversified Income Series
Delaware VIP High Yield Series

Supplement to the Statements of Additional Information dated April 29, 2012

DELAWARE GROUP EQUITY FUNDS V
Delaware Dividend Income Fund

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware Focus Global Growth Fund
Delaware Macquarie Global Infrastructure Fund

Supplement to the Statements of Additional Information dated March 29, 2012

DELAWARE GROUP ADVISER FUNDS
Delaware Diversified Income Fund
Delaware International Bond Fund
Delaware U.S. Growth Fund

DELAWARE POOLED® TRUST
The Core Focus Fixed Income Portfolio
The Core Plus Fixed Income Portfolio
The Global Fixed Income Portfolio
The High-Yield Bond Portfolio

Supplement to the Statements of Additional Information dated February 28, 2012

DELAWARE GROUP FOUNDATION FUNDS®
Delaware Foundation® Equity Fund
Delaware Foundation Growth Allocation Fund
Delaware Foundation Conservative Allocation Fund
Delaware Foundation Moderate Allocation Fund

Supplement to the Statement of Additional Information dated January 28, 2012

DELAWARE GROUP TAX-FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund

851889_1

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR TAX-FREE FUNDS
Delaware Tax-Free Minnesota Fund

Supplement to the Statements of Additional Information dated December 29, 2011

DELAWARE GROUP GOVERNMENT FUND
Delaware Core Plus Bond Fund
Delaware Inflation Protected Bond Fund

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Core Bond Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Diversified Floating Rate Fund

Supplement to the Statements of Additional Information dated November 28, 2011

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

Supplement to the Statement of Additional Information dated June 28, 2011

(each, a “Fund” and collectively, the “Funds”)

At a meeting on May 24, 2012, the Board of Trustees for the Funds approved a change in the minimum credit rating for the Funds’ swap counterparties.  The following sentence replaces the sentence regarding the credit rating of swap counterparties in, or, if not disclosed, is added to, the section entitled, “Investment Strategies and Risks – Interest Rate and Index Swaps,” “Investment Strategies and Risks – Swaps, Caps, Floors, and Collars,” “Investment Strategies and Risks – Interest Rate, Index, and Inflation Swaps,” or “Investment Strategies and Risks – Credit Default Swaps.”

Interest Rate and Index Swaps

The Fund[s] will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody's or is determined to be of equivalent credit quality by the Manager.

Please keep this Supplement for future reference.

This Supplement is dated May 30, 2012